Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Property and Equipment Net, Expected Useful Lives

Property and equipment, net are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Property and equipment, net consists of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Buildings	543,500,662	544,298,466	83,417,390
Leasehold improvements	289,710,814	384,266,061	58,891,350
Furniture, fixtures and equipment	57,302,434	77,605,170	11,893,513
Motor vehicles	2,912,805	2,909,387	445,883
Total	893,426,715	1,009,079,084	154,648,136
Less: Accumulated depreciation	(295,096,805)	(353,833,524)	(54,227,360)
	598,329,910	655,245,560	100,420,776
Construction in progress	16,606,595	13,360,101	2,047,525
Property and equipment, net	614,936,505	668,605,661	102,468,301

Amortization of Intangible Assets, Estimated Useful Lives

Amortization is computed using the straight-line method over the following estimated useful lives:

Trademark	10 years or indefinite life
Technology	10 years
Network rights	10 years
Purchased software	5 years
Favorable leases	the remaining lease term
Reacquired rights	the remaining franchise term

Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value as of December 31, 2019 and 2020 on a recurring basis:

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other assets
Returnable consideration from acquisition of Urban Hotel Group	3,333,421			3,333,421
Short-term investments
Investments in wealth management products	437,279,026		437,279,026
Investments in equity securities
Equity securities with readily determinable fair value	207,007,926	207,007,926
Long-term investments
Equity securities with readily determinable fair value	262,833,287	262,833,287
Accrued expenses and other current liabilities
Payables for contingent consideration from acquisition of Urban Hotel Group	4,027,207			4,027,207
	914,480,867	469,841,213	437,279,026	7,360,628

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other assets
Returnable consideration from acquisition of Urban Hotel Group	1,833,421			1,833,421
Short-term investments
Investments in wealth management products	201,983,182		201,983,182
Investments in equity securities
Equity securities with readily determinable fair value	242,378,696	242,378,696
Long-term investments
Equity securities with readily determinable fair value	236,812,140	236,812,140
Available-for-sale debt investment	103,701,474		103,701,474
Accrued Expenses and other current liabilities
Payables for contingent consideration from acquisition of Urban Hotel Group	525,685			525,685
	787,234,598	479,190,836	305,684,656	2,359,106

Reconciliations of Assets And Liabilities Under Fair Value Hierarchy

Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follows:

	Returnable consideration	Payables for contingent consideration	Available-for- sale debt investment
December 31, 2019	3,333,421	4,027,207	-
Addition	-	-	103,701,474
Net unrealized fair value increase recognized in earnings	(1,500,000)	546,065	-
Payment	-	(4,047,587)	-
December 31, 2020	1,833,421	525,685	103,701,474
December 31, 2020 (USD)	280,984	80,565	15,892,946

Assets Measured at Fair Value on Non-Recurring Basis
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value adjustment	Impairment
	RMB	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a non-recurring basis
As of December 31, 2019
Long-term investments – Equity securities without readily determinable fair values	8,523,212			8,523,212	8,223,212
As of December 31, 2020
Long-term investments – Equity securities without readily determinable fair values	3,523,212			3,523,212		5,000,000